Schedule I - BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jan. 12, 2018	Apr. 18, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	135,320,433		134,210,745
Ordinary shares, Outstanding	135,320,433	135,320,433	134,210,745	132,804,973
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	135,320,433		134,210,745
Ordinary shares, Outstanding	135,320,433		134,210,745